Income tax	12 Months Ended
Aug. 31, 2024
Notes and other explanatory information [abstract]
Income tax

9.	Income tax

The Company’s provision for income taxes differs from the amount computed by applying the combined federal and provincial income tax rates to income before income taxes as a result of the following:

	For the year ended August 31,
	2024	2023
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.5%	26.50%
Statutory income tax rates applied to accounting income	$2,739	$3,280
Increase (decrease) in provision for income taxes:
Foreign tax rates different from statutory rate	518	50
Permanent differences and other items	993	1,222
Benefit of tax losses not recognized	2,576	779
Total provision for income taxes	$6,826	$5,331

The enacted tax rates in Canada of 26.50% (2023 - 26.50%) and Tanzania of 30% (2023 - 30%) where the Company operates are applied in the tax provision calculation.

The provision for income taxes consists of the following:

	August 31, 2024	August 31, 2023
Current income taxes	$1,608	$1,044
Deferred income taxes	5,218	4,287
Total provision for income taxes	$6,826	$5,331

The tax effects of significant temporary differences which would comprise deferred income tax assets and liabilities at August 31, 2024 and 2023 are as follows:

Deferred Income Tax Liabilities	Mineral properties	Total

At August 31, 2022	$(10,050)	$(10,050)
Charged to the consolidated statement of comprehensive income	(1,438)	(1,438)
At August 31, 2023	(11,488)	(11,488)
Charged to the consolidated statement of comprehensive income	(885)	(885)
At August 31, 2024	$(12,373)	$(12,373)

Deferred Income Tax Assets	Non-capital losses	Total

At August 31, 2022	$10,050	$10,050
Charged to the consolidated statement of comprehensive income	(2,849)	(2,849)
At August 31, 2023	7,201	7,201
Charged to the consolidated statement of comprehensive income	(4,333)	(4,333)
At August 31, 2024	$2,868	$2,868

Net deferred tax assets (liabilities)
At August 31, 2023	$(4,287)	$(4,287)
At August 31, 2024	$(9,505)	$(9,505)

The carrying value of Buckreef’s Mineral Property, Plant and Equipment is higher than their tax written down values due to historical mining incentives in Tanzania and accelerated depreciation for tax purposes. The taxable temporary difference between the carrying value of Mineral Property, Plant and Equipment and its tax basis in excess of available tax loss carry-forwards resulted in a deferred tax liability.

The following temporary differences have not been recognized in the Company’s consolidated financial statements:

	August 31, 2024	August 31, 2023
Non-capital losses	$93,678	$88,377
Property, plant and equipment	107	149
Financing costs	827	1,414
Total unrecognized temporary differences	$94,612	$89,940

At August 31, 2024, non-capital losses include $48.7 million expiring between 2026 to 2044 (2023: $44.0 million expiring between 2026 to 2043) in Canada and $45.0 million (2023: $44.4 million) with no expiry date in Tanzania that may be used to offset against future taxable income in their respective jurisdictions. The maximum amount of tax losses that a business can utilize in Tanzania is 60% (2023: 70%) of its taxable profit for the current year. The remaining 40% of taxable profit is subject to a statutory tax rate of 30%. As a result, Buckreef’s current income tax is calculated at an effective tax rate of 12% (2023: 9%) until Buckreef’s tax loss carryforwards are fully utilized. Tax losses in Tanzania can only be utilized by the entity to which the tax losses relate to.

At August 31, 2024, $ 0 nil (2023: $ nil) was recognized as a deferred tax liability for taxes that would be payable on the unremitted earnings the Company’s subsidiaries as the Company’s subsidiaries have a deficit.